Revenues - License and Collaboration Agreement (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment				$ (183,004)	$ (289,734)	$ (183,004)
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Maximum amount of series of payments expected to be received		$ 86,500
Life cycle indications ("LCI") | item						3
Remaining per life cycle indication regulatory approval milestone payments				20,000
Upfront payment					6,500
Development milestone payments achieved					40,000
Remaining regulatory approval milestone payments				$ 60,000
Threshold percentage of sales in provinces to promote						30.00%
Percentage of transaction price allocated to license to fruquintinib		90.00%
Percentage of transaction price allocated to research and development		10.00%
Research and development cost reimbursements					3,910	$ 9,309
Amortization of the upfront payment					88	122
Recognition and amortization of the milestone payments (note)					7	13,849
Royalties					2,653	261
Goods-Innovative Medicines					8,113	3,324
Total revenue					14,771	$ 26,865
Percentage of additional royalties on net sales						40.00%
License and collaboration agreement with Eli Lilly | ASC 605
Revenue from license and collaboration agreements-third parties
Research and development cost reimbursements							$ 12,145
Amortization of the upfront payment							1,589
Recognition and amortization of the milestone payments (note)							4,494
Total revenue							18,228
License and collaboration agreement with Eli Lilly | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment	$ 100
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements-third parties
Percentage of royalties		20.00%		29.00%
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements-third parties
Percentage of royalties		15.00%		15.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment					20,000
Development milestone payments achieved					25,000
Upfront and milestone payments			$ 140,000
Percentage of transaction price allocated to license to savolitinib			95.00%
Percentage of transaction price allocated to research and development			5.00%
Research and development cost reimbursements					10,883	$ 5,876
Amortization of the upfront payment					302	273
Recognition and amortization of the milestone payments (note)					342	387
Total revenue					$ 11,527	6,536
License and collaboration agreement with AstraZeneca | ASC 605
Revenue from license and collaboration agreements-third parties
Research and development cost reimbursements							3,058
Amortization of the upfront payment							66
Recognition and amortization of the milestone payments (note)							4,963
Total revenue							8,087
License and collaboration agreement with AstraZeneca | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment	1,200
License and collaboration agreement with AstraZeneca | Outside of China
Revenue from license and collaboration agreements-third parties
Threshold revenue for tier two royalty rate			$ 5,000,000
Period over which royalty rate steps down			2 years
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements-third parties
Percentage of royalties			30.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one			13.00%
Percentage of royalties, tier two			18.00%
Percentage of royalties, tier three			14.50%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one			9.00%
Percentage of royalties, tier two			14.00%
Percentage of royalties, tier three			10.50%
ASC 606 | ASC 605
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment				$ (182,620)		(182,620)
ASC 606 | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses adjustment				$ 384		$ 384
ASC 606 | License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Upfront payment	6,200
Development milestone payments achieved	23,300
Upfront and milestone payments	29,500
ASC 606 | License and collaboration agreement with Eli Lilly | ASC 605
Revenue from license and collaboration agreements-third parties
Upfront payment							5,700
Development milestone payments achieved							23,700
Upfront and milestone payments							29,400
ASC 606 | License and collaboration agreement with Eli Lilly | Adjustments
Revenue from license and collaboration agreements-third parties
Upfront payment	500
Development milestone payments achieved	(400)
Upfront and milestone payments	100
ASC 606 | License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment	19,300
Development milestone payments achieved	24,000
Upfront and milestone payments	43,300
ASC 606 | License and collaboration agreement with AstraZeneca | ASC 605
Revenue from license and collaboration agreements-third parties
Upfront payment							19,600
Development milestone payments achieved							24,900
Upfront and milestone payments							$ 44,500
ASC 606 | License and collaboration agreement with AstraZeneca | Adjustments
Revenue from license and collaboration agreements-third parties
Upfront payment	(300)
Development milestone payments achieved	(900)
Upfront and milestone payments	$ (1,200)